Contingencies	12 Months Ended
Aug. 29, 2013
Loss Contingency [Abstract]
Contingencies
Contingencies

We have accrued a liability and charged operations for the estimated costs of adjudication or settlement of various asserted and unasserted claims existing as of the balance sheet date, including those described below. We are currently a party to other legal actions arising from the normal course of business, none of which is expected to have a material adverse effect on our business, results of operations or financial condition.

Patent Matters

As is typical in the semiconductor and other high technology industries, from time to time others have asserted, and may in the future assert, that our products or manufacturing processes infringe their intellectual property rights.

We are engaged in litigation with Rambus, Inc. ("Rambus") relating to certain of Rambus' patents and certain of our claims and defenses. Our lawsuits with Rambus related to patent matters are pending in the U.S. District Court for the District of Delaware, U.S. District Court for the Northern District of California, Germany, France, and Italy. On August 28, 2000, we filed a complaint against Rambus in the U.S. District Court for the District of Delaware seeking declaratory and injunctive relief. The complaint alleges, among other things, various anticompetitive activities and also seeks a declaratory judgment that certain Rambus patents are invalid and/or unenforceable. Rambus subsequently filed an answer and counterclaim in Delaware alleging, among other things, infringement of twelve Rambus patents and seeking monetary damages and injunctive relief. We subsequently added claims and defenses based on Rambus' alleged spoliation of evidence and litigation misconduct. The spoliation and litigation misconduct claims and defenses were heard in a bench trial before Judge Robinson in October 2007. On January 9, 2009, Judge Robinson entered an opinion in our favor holding that Rambus had engaged in spoliation and that the twelve Rambus patents in the suit were unenforceable against us. Rambus subsequently appealed the decision to the U.S. Court of Appeals for the Federal Circuit. On May 13, 2011, the Federal Circuit affirmed Judge Robinson's finding of spoliation, but vacated the dismissal sanction and remanded the case to the Delaware District Court for analysis of the remedy based on the Federal Circuit's decision. On January 2, 2013, Judge Robinson entered a new opinion in our favor holding that Rambus had engaged in spoliation, that Rambus' spoliation was done in bad faith, that the spoliation prejudiced us, and that the appropriate sanction was to declare the twelve Rambus patents in the suit unenforceable against us.  On March 27, 2013, Rambus filed a notice of appeal to the U.S. Court of Appeals for the Federal Circuit. Separately, on January 13, 2006, Rambus filed a lawsuit against us in the U.S. District Court for the Northern District of California alleging that certain of our DDR2, DDR3, RLDRAM and RLDRAM II products infringe as many as fourteen Rambus patents and seeking monetary damages, treble damages, and injunctive relief. The Northern District of California Court stayed the trial of the patent phase of the Northern District of California case upon appeal of the Delaware spoliation issue to the Federal Circuit.

On September 1, 2011, HSM Portfolio LLC and Technology Properties Limited LLC filed a patent infringement action in the U.S. District Court for the District of Delaware against us and seventeen other defendants, including Elpida Memory, Inc. and Elpida Memory (USA) Inc. (collectively "Elpida"). The complaint alleges that certain of our DRAM and image sensor products infringe two U.S. patents and that certain Elpida DRAM products infringe two U.S. patents and seeks damages, attorneys' fees, and costs. On March 23, 2012, Elpida filed a Notice of Filing and Hearing on Petition Under Chapter 15 of the U.S. Bankruptcy Code and Issuance of Provisional Relief that included an order of the U.S. Bankruptcy Court for the District of Delaware staying judicial proceedings against Elpida. Accordingly, the plaintiffs' case against Elpida is stayed. On August 21, 2013, the Court granted a motion by the plaintiffs to amend the complaint to assert two additional patents against us and one additional patent against Elpida.

On September 9, 2011, Advanced Data Access LLC filed a patent infringement action in the U.S. District Court for the Eastern District of Texas (Tyler) against us and seven other defendants. On November 16, 2011, Advanced Data Access filed an amended complaint. The amended complaint alleged that certain of our DRAM products infringed two U.S. patents and sought injunctive relief, damages, attorneys' fees, and costs. On March 20, 2013, we executed a settlement agreement resolving this litigation. The settlement amount did not have a material effect on our business, results of operations or financial condition.

On September 14, 2011, Smart Memory Solutions LLC filed a patent infringement action in the U.S. District Court for the District of Delaware against us and Winbond Electronics Corporation of America.  The complaint alleged that certain of our NOR Flash products infringed a single U.S. patent and sought injunctive relief, damages, attorneys' fees, and costs. On March 20, 2013, we executed a settlement agreement resolving this litigation. The settlement amount did not have a material effect on our business, results of operations or financial condition.

On December 5, 2011, the Board of Trustees for the University of Illinois filed a patent infringement action against us in the U.S. District Court for the Central District of Illinois. The complaint alleges that unspecified semiconductor products of ours infringe three U.S. patents and seeks injunctive relief, damages, attorneys' fees, and costs. We have filed three petitions for inter-partes review by the Patent and Trademark Office, challenging the validity of each of the patents in suit. The District Court has stayed the litigation pending the outcome of the inter-partes review by the Patent Office.

On March 26, 2012, Semiconductor Technologies, LLC filed a patent infringement action in the U.S. District Court for the Eastern District of Texas (Marshall) against us. The complaint alleged that certain of our DRAM products infringed five U.S. patents and sought injunctive relief, damages, attorneys' fees, and costs. On March 20, 2013, we executed a settlement agreement resolving this litigation. The settlement amount did not have a material effect on our business, results of operations or financial condition.

On April 27, 2012, Semcon Tech, LLC filed a patent infringement action against us in the U.S. District Court for the District of Delaware. The complaint alleges that our use of various chemical mechanical planarization systems purchased from Applied Materials and others infringes a single U.S. patent and seeks injunctive relief, damages, attorneys' fees, and costs. On September 24, 2013, the Court entered an order staying our case pending the resolution of co-pending cases brought by Semcon Tech, LLC against Applied Materials and Ebara Technologies, Inc.

On December 7, 2007, Tessera, Inc. filed a patent infringement against Elpida Memory, Inc., Elpida Memory (USA) Inc. (collectively "Elpida"), and numerous other defendants, in the United States District Court for the Eastern District of Texas. The complaint alleges that certain Elpida products infringe four U.S. patents and seeks injunctive relief, damages, attorneys' fees, and costs. Prior to answering the complaint, Elpida and other defendants filed motions to stay the case pending final resolution of a case before the International Trade Commission ("ITC") against Elpida and other respondents, alleging infringement of the same patents asserted in the Eastern District of Texas case (In The Matter of Certain Semiconductor Chips with Minimized Chip Package Size and Products Containing Same (III), ITC No. 337-TA-630 (the "ITC Action")). On February 25, 2008, the Eastern District of Texas Court granted the defendants' motion to stay the action. On December 29, 2009, the ITC issued a Notice of Final Determination in the ITC Action finding no violation by Elpida. Tessera Inc. subsequently appealed the matter to the U.S. Court of Appeals for the Federal Circuit. On May 23, 2011, the Federal Circuit affirmed the ITC's Final Determination. The Eastern District of Texas case currently remains stayed.

Among other things, the above lawsuits pertain to certain of our SDRAM, DDR, DDR2, DDR3, RLDRAM, NAND Flash, NOR Flash and image sensor products, which account for a significant portion of our net sales.

We are unable to predict the outcome of assertions of infringement made against us and therefore cannot estimate the range of possible loss, except as noted in the discussion of the Advanced Data Access LLC, Smart Memory Solutions LLC and Semiconductor Technologies, LLC matters above. A court determination that our products or manufacturing processes infringe the intellectual property rights of others could result in significant liability and/or require us to make material changes to our products and/or manufacturing processes. Any of the foregoing could have a material adverse effect on our business, results of operations or financial condition.

Antitrust Matters

On May 5, 2004, Rambus filed a complaint in the Superior Court of the State of California (San Francisco County) against us and other DRAM suppliers which alleged that the defendants harmed Rambus by engaging in concerted and unlawful efforts affecting Rambus DRAM by eliminating competition and stifling innovation in the market for computer memory technology and computer memory chips.  Rambus' complaint alleged various causes of action under California state law including, among other things, a conspiracy to restrict output and fix prices, a conspiracy to monopolize, intentional interference with prospective economic advantage, and unfair competition. Rambus sought a judgment for damages of approximately $3.9 billion, joint and several liability, trebling of damages awarded, punitive damages, a permanent injunction enjoining the defendants from the conduct alleged in the complaint, interest, and attorneys' fees and costs. Trial began on June 20, 2011, and the case went to the jury on September 21, 2011. On November 16, 2011, the jury found for us on all claims. On April 2, 2012, Rambus filed a notice of appeal to the California 1st District Court of Appeal.

At least sixty-eight purported class action price-fixing lawsuits have been filed against us and other DRAM suppliers in various federal and state courts in the United States and in Puerto Rico on behalf of indirect purchasers alleging a conspiracy to increase DRAM prices in violation of federal and state antitrust laws and state unfair competition law, and/or unjust enrichment relating to the sale and pricing of DRAM products during the period from April 1999 through at least June 2002. The complaints seek joint and several damages, trebled, in addition to restitution, costs and attorneys' fees. A number of these cases were removed to federal court and transferred to the U.S. District Court for the Northern District of California for consolidated pre-trial proceedings. In July, 2006, the Attorneys General for approximately forty U.S. states and territories filed suit in the U.S. District Court for the Northern District of California. The complaints allege, among other things, violations of the Sherman Act, Cartwright Act, and certain other states' consumer protection and antitrust laws and seek joint and several damages, trebled, as well as injunctive and other relief. On October 3, 2008, the California Attorney General filed a similar lawsuit in California Superior Court, purportedly on behalf of local California government entities, alleging, among other things, violations of the Cartwright Act and state unfair competition law. On June 23, 2010, we executed a settlement agreement resolving these purported class-action indirect purchaser cases and the pending cases of the Attorneys General relating to alleged DRAM price-fixing in the United States. Subject to certain conditions, including final court approval of the class settlements, we agreed to pay approximately $67 million in aggregate in three equal installments over a two-year period. We had paid the full amount into an escrow account by the end of the first quarter of 2013 in accordance with the settlement agreement.

Three putative class action lawsuits alleging price-fixing of DRAM products also have been filed against us in Quebec, Ontario, and British Columbia, Canada, on behalf of direct and indirect purchasers, asserting violations of the Canadian Competition Act and other common law claims (collectively the "Canadian Cases").  The claims were initiated between December 2004 (British Columbia) and June 2006 (Quebec). The plaintiffs seek monetary damages, restitution, costs, and attorneys' fees. The substantive allegations in these cases are similar to those asserted in the DRAM antitrust cases filed in the United States.  Plaintiffs' motion for class certification was denied in the British Columbia and Quebec cases in May and June 2008, respectively.  Plaintiffs subsequently filed an appeal of each of those decisions.  On November 12, 2009, the British Columbia Court of Appeal reversed, and on November 16, 2011, the Quebec Court of Appeal also reversed the denial of class certification and remanded the cases for further proceedings. On October 16, 2012, we entered into a settlement agreement resolving these three putative class action cases subject to certain conditions including final court approval of the settlement. The settlement amount did not have a material effect on our business, results of operations or financial condition.

On June 21, 2010, the Brazil Secretariat of Economic Law of the Ministry of Justice ("SDE") announced that it had initiated an investigation relating to alleged anticompetitive activities within the DRAM industry. The SDE's Notice of Investigation names various DRAM manufacturers and certain executives, including us, and focuses on the period from July 1998 to June 2002.

We are unable to predict the outcome of these matters and therefore cannot estimate the range of possible loss, except as noted in the U.S. indirect purchaser cases and the Canadian Cases above. The final resolution of these alleged violations of antitrust laws could result in significant liability and could have a material adverse effect on our business, results of operations or financial condition.

Securities Matters

On July 12, 2013, seven former shareholders of Elpida Memory, Inc. (“Elpida”) filed a complaint against Messrs. Sakamoto, Adachi, Gomi, Shirai, Tsay-Jiu, Wataki, Kinoshita, and Takahasi in their capacity as members of the board of directors of Elpida as of February 2013. The complaint alleges that the defendants engaged in various acts and misrepresentations to hide the financial condition of Elpida and deceive shareholders prior to Elpida filing a petition for corporate reorganization on February 27, 2013. The plaintiffs seek joint and several damages equal to the market value of shares owned by each of the plaintiffs on February 23, 2013, along with attorneys’ fees and interest. At a hearing on September 25, 2013, the plaintiffs withdrew the complaint against Mr. Tsay-Jiu.

We are unable to predict the outcome of this matter and therefore cannot estimate the range of possible loss.  The final resolution of this matter could result in significant liability and could have a material adverse effect on our business, results of operations or financial condition.

Commercial Matters

On January 20, 2011, Dr. Michael Jaffé, administrator for Qimonda AG ("Qimonda") insolvency proceedings, filed suit against us and Micron Semiconductor B.V., our Netherlands subsidiary, in the District Court of Munich, Civil Chamber. The complaint seeks to void under Section 133 of the German Insolvency Act a share purchase agreement between us and Qimonda signed in fall 2008 pursuant to which we purchased all of Qimonda's shares of Inotera Memories, Inc. and seeks an order requiring us to retransfer the Inotera shares purchased from Qimonda to the Qimonda estate. The complaint also seeks to terminate under Sections 103 or 133 of the German Insolvency Code a patent cross license between us and Qimonda entered into at the same time as the share purchase agreement. A three-judge panel will render a decision after a series of hearings with pleadings, arguments and witnesses. Hearings were held on September 25, 2012, February 5, 2013, June 11, 2013 and July 2, 2013. An additional hearing is scheduled for November 12, 2013. We are unable to predict the outcome of this lawsuit and therefore cannot estimate the range of possible loss. The final resolution of this lawsuit could result in the loss of the Inotera shares or equivalent monetary damages and the termination of the patent cross license, which could have a material adverse effect on our business, results of operation or financial condition. As of August 29, 2013, the Inotera shares purchased from Qimonda had a carrying value of $190 million.

Other

In the normal course of business, we are a party to a variety of agreements pursuant to which we may be obligated to indemnify the other party. It is not possible to predict the maximum potential amount of future payments under these types of agreements due to the conditional nature of our obligations and the unique facts and circumstances involved in each particular agreement. Historically, our payments under these types of agreements have not had a material adverse effect on our business, results of operations or financial condition.